Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 48,665	$ 44,474	$ 44,146
Work-in-process	18,960	12,946	14,164
Finished goods	96,718	76,508	63,686
Inventory, Net, Total	$ 164,343	$ 133,928	$ 121,996